Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000062188 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062188 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062188 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062188 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Bank of Nova Scotia___BNY-2076281
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062188 | Union Pacific Corp.___BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062188 | Altria Group, Inc.___BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062188 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062188 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062188 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062188 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000062188 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062188 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062188 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000062188 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062188 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000062188 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062188 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062188 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062188 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062188 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062188 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062188 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000062188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062188 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062188 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062188 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062188 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000062187 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062187 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062187 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062187 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Bank of Nova Scotia___BNY-2076281
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062187 | Union Pacific Corp.___BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062187 | Altria Group, Inc.___BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062187 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062187 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000062187 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000062187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000062187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000062187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000062187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000062187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000062187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000062187 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062187 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000062187 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062187 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062187 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000062187 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000062187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062187 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000062187 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000057556 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000057556 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057556 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057556 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Bank of Nova Scotia___BNY-2076281
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057556 | Union Pacific Corp.___BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057556 | Altria Group, Inc.___BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057556 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000057556 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057556 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000057556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000057556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000057556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000057556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000057556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000057556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000057556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057556 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000057556 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057556 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000057556 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000057556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000057556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057556 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000074921 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074921 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074921 | AbbVie, Inc.___BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074921 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Coca-Cola Co.___BNY-191216100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Bank of Nova Scotia___BNY-2076281
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074921 | Union Pacific Corp.___BNY-907818108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074921 | Altria Group, Inc.___BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074921 | PepsiCo, Inc.___BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074921 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074921 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000074921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000074921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000074921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074921 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000074921 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074921 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074921 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074921 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000074921 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074921 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074921 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074921 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074921 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074921 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074921 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074921 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074921 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000200207 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200207 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200207 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200207 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200207 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200207 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200207 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200207 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200207 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200207 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200207 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200207 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000200207 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200207 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200207 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200207 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200207 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200207 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200207 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200207 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000200207 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200207 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200207 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200207 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200207 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000200207 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023722 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023722 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023722 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023722 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023722 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023722 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023722 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023722 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023722 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023722 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000023722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023722 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023722 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023722 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023722 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023722 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023722 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023722 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023722 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023723 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023723 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023723 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023723 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023723 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023723 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023723 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023723 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023723 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023723 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000023723 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000023723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023723 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023723 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000023723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023723 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023723 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000023723 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023723 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000023723 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023724 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023724 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023724 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023724 | ATI, Inc.___BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023724 | TechnipFMC PLC___BNY-G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Illumina, Inc.___BNY-452327109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Twilio, Inc.__Class A_BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Neurocrine Biosciences, Inc.___BNY-64125C109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023724 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023724 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000023724 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000023724 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023724 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023724 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023724 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023724 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023724 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023724 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023724 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023724 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000023724 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000023724 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000023724 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023724 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023725 | Curtiss-Wright Corp.___BNY-231561101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023725 | US Foods Holding Corp.___BNY-912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023725 | nVent Electric PLC___BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | Pure Storage, Inc.__Class A_BNY-74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023725 | ATI, Inc.___BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023725 | TechnipFMC PLC___BNY-G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Watts Water Technologies, Inc.__Class A_BNY-942749102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Illumina, Inc.___BNY-452327109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Twilio, Inc.__Class A_BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Neurocrine Biosciences, Inc.___BNY-64125C109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000023725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000023725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000023725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023725 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023725 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000023725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000023725 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000023725 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000023725 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000023725 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023725 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023726 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023726 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | Enova International, Inc.___BNY-29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023726 | ESCO Technologies, Inc.___BNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | FormFactor, Inc.___BNY-346375108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023726 | M/I Homes, Inc.___BNY-55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | ACM Research, Inc.__Class A_BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023726 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000023726 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000023726 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000023726 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023726 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023726 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023726 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023726 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023726 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023726 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023726 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023726 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023726 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023726 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023726 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023726 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023727 | Element Solutions, Inc.___BNY-28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023727 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | Enova International, Inc.___BNY-29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | EnPro Industries, Inc.___BNY-29355X107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000023727 | ESCO Technologies, Inc.___BNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | FormFactor, Inc.___BNY-346375108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023727 | M/I Homes, Inc.___BNY-55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | Franklin Electric Co., Inc.___BNY-353514102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | ACM Research, Inc.__Class A_BNY-00108J109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023727 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000023727 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000023727 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000023727 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000023727 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023727 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023727 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023727 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023727 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023727 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000023727 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023727 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023727 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000023727 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000023727 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023727 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060418 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060418 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060418 | Roche Holding AG___BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060418 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060418 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060418 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Tokyo Electron Ltd.___BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Mitsubishi UFJ Financial Group, Inc.___BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060418 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060418 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060418 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000060418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060418 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060418 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060418 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060418 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060418 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060418 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060418 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060418 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060418 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000060418 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060418 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060419 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060419 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060419 | Roche Holding AG___BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060419 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060419 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060419 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Tokyo Electron Ltd.___BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Mitsubishi UFJ Financial Group, Inc.___BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060419 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060419 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060419 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060419 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060419 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000060419 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060419 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060419 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060419 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060419 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060419 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060419 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060419 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060419 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060419 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060419 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060419 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060419 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060419 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060419 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060419 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060419 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060419 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000060419 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060419 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000060420 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060420 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060420 | Roche Holding AG___BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060420 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060420 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060420 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Tokyo Electron Ltd.___BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Mitsubishi UFJ Financial Group, Inc.___BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060420 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060420 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000060420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000060420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000060420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000060420 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060420 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000060420 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000060420 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060420 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060420 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000060420 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000060420 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060420 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060420 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060420 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000060420 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060420 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074922 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074922 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074922 | Roche Holding AG___BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074922 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074922 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074922 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Tokyo Electron Ltd.___BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Mitsubishi UFJ Financial Group, Inc.___BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074922 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074922 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000074922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000074922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000074922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000074922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074922 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074922 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074922 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000074922 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000074922 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074922 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074922 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074922 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074922 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074922 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000074922 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074922 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074922 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074922 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000074922 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074922 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000076102 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076102 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076102 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076102 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000076102 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076102 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000076102 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076102 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076102 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076102 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076102 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000076102 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076102 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000076102 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076102 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076102 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076102 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000076102 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076102 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076103 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076103 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076103 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000076103 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076103 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000076103 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076103 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076103 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076103 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000076103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000076103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076103 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076103 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076103 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000076103 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076103 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076104 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076104 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076104 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000076104 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076104 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000076104 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076104 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076104 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000076104 | Eli Lilly & Co.___BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000076104 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000076104 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000076104 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000076104 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000076104 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076104 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000076104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076104 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076104 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076104 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076104 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000076104 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000076104 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060424 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060424 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060424 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060424 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060424 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060424 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060424 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060424 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060424 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060424 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060424 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000060424 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060424 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060424 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060424 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060424 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060424 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060424 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060424 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060424 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060424 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060424 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060424 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060424 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000060424 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060424 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060425 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060425 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060425 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060425 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060425 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060425 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060425 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060425 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060425 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060425 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060425 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060425 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000060425 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060425 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060425 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060425 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060425 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060425 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060425 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060425 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060425 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060425 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060425 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060425 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060425 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000060425 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060425 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060426 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060426 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060426 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060426 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060426 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000060426 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000060426 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060426 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060426 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000060426 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060426 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000060426 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000060426 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060426 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000060426 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060426 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060426 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000060426 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060426 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000060426 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000060426 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060426 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000060426 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060426 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060426 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000060426 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060426 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074924 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074924 | Micron Technology, Inc.___BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074924 | Meta Platforms, Inc.__Class A_BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074924 | NVIDIA Corp.___BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074924 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074924 | Alphabet, Inc.__Class A_BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074924 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074924 | Broadcom, Inc.___BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074924 | Tesla, Inc.___BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074924 | Alphabet, Inc.__Class C_BNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074924 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000074924 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000074924 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000074924 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074924 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074924 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074924 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000074924 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074924 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074924 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074924 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074924 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074924 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074924 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074924 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000074924 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074924 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076109 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076109 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076109 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076109 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076109 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076109 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076109 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076109 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076109 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000076109 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000076109 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076109 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076109 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076109 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076109 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076109 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076109 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076109 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076109 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076109 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076109 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076106 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076106 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076106 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076106 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076106 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076106 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076106 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076106 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076106 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000076106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000076106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076106 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076106 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076106 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076106 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076106 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076106 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076106 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076106 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076107 | Microsoft Corp.___BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076107 | Johnson & Johnson___BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076107 | Apple, Inc.___BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076107 | Amazon.com, Inc.___BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076107 | Berkshire Hathaway, Inc.__Class B_BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076107 | JPMorgan Chase & Co.___BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076107 | Intel Corp.___BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076107 | Exxon Mobil Corp.___BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076107 | Cisco Systems, Inc.___BNY-17275R102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Walmart, Inc.___BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000076107 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000076107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000076107 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000076107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000076107 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000076107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000076107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000076107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000076107 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076107 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076107 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000076107 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076107 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000076107 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076107 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076111 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076111 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076111 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076111 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076111 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076111 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076111 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076111 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076111 | Targa Resources Corp.___BNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000076111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000076111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076111 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000076111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076111 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076111 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076111 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076111 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076111 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076111 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076111 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076112 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076112 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076112 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076112 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076112 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076112 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076112 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076112 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076112 | Targa Resources Corp.___BNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000076112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000076112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000076112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076112 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076112 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076112 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076112 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076112 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076112 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076112 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076113 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076113 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076113 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076113 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076113 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076113 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000076113 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076113 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000076113 | Targa Resources Corp.___BNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000076113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000076113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000076113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000076113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000076113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000076113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000076113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000076113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000076113 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076113 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076113 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076113 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000076113 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000076113 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000076113 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060427 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060427 | Marathon Petroleum Corp.___BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | United Rentals, Inc.___BNY-911363109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060427 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060427 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000060427 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060427 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060427 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060427 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060427 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060427 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060427 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060427 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060427 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000060427 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060427 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060427 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060427 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000060427 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060427 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060427 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060428 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060428 | Marathon Petroleum Corp.___BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | United Rentals, Inc.___BNY-911363109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060428 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060428 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000060428 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060428 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060428 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060428 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060428 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060428 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060428 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060428 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060428 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000060428 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060428 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060428 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060428 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000060428 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060428 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060428 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060429 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000060429 | Marathon Petroleum Corp.___BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | United Rentals, Inc.___BNY-911363109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060429 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000060429 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000060429 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000060429 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000060429 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000060429 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060429 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000060429 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000060429 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060429 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060429 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000060429 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060429 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060429 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000060429 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000060429 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060429 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060429 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074925 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074925 | Marathon Petroleum Corp.___BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | United Rentals, Inc.___BNY-911363109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000074925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000074925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000074925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074925 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074925 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000074925 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000074925 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000074925 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074925 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074925 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Moog, Inc.__Class A_BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Hut 8 Corp.___BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | Cytokinetics, Inc.___BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060430 | MaxLinear, Inc.___BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Argan, Inc.___BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | UMB Financial Corp.___BNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | JFrog Ltd.___BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Riot Platforms, Inc.___BNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060430 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000060430 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060430 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000060430 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000060430 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060430 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060430 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060430 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060430 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060430 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060430 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060430 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060430 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060430 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060430 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000060430 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060430 | Investment_SecurityTypeCode_Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060430 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060431 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Moog, Inc.__Class A_BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Hut 8 Corp.___BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | Cytokinetics, Inc.___BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060431 | MaxLinear, Inc.___BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Argan, Inc.___BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | UMB Financial Corp.___BNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | JFrog Ltd.___BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Riot Platforms, Inc.___BNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000060431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060431 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000060431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000060431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060431 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060431 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060431 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060431 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060431 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000060431 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060431 | Investment_SecurityTypeCode_Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060431 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060432 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Moog, Inc.__Class A_BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Hut 8 Corp.___BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | Cytokinetics, Inc.___BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060432 | MaxLinear, Inc.___BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Argan, Inc.___BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | UMB Financial Corp.___BNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | JFrog Ltd.___BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Riot Platforms, Inc.___BNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000060432 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000060432 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000060432 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000060432 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000060432 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060432 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060432 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060432 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060432 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060432 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000060432 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060432 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000060432 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060432 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000060432 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000060432 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000060432 | Investment_SecurityTypeCode_Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000060432 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074926 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Moog, Inc.__Class A_BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Hut 8 Corp.___BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | Cytokinetics, Inc.___BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074926 | MaxLinear, Inc.___BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Argan, Inc.___BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | UMB Financial Corp.___BNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | JFrog Ltd.___BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Riot Platforms, Inc.___BNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000074926 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000074926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000074926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000074926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000074926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074926 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000074926 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000074926 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(17.90%)
C000074926 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000074926 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000074926 | Investment_SecurityTypeCode_Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074926 | Investment_SecurityTypeCode_Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074663 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074663 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074663 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074663 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074663 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074663 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | GEO Group, Inc.___BNY-36162J106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000074663 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000074663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000074663 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000074663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074663 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074663 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074663 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000074663 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000074663 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074663 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000074663 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023730 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023730 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023730 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023730 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023730 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023730 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | GEO Group, Inc.___BNY-36162J106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023730 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000023730 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000023730 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000023730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000023730 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023730 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023730 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023730 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023730 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023730 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023730 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023730 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023730 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023730 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000023730 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000023730 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023730 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000023730 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163202 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163202 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163202 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163202 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163202 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163202 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | GEO Group, Inc.___BNY-36162J106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000163202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000163202 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000163202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000163202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000163202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000163202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163202 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000163202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000163202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163202 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163202 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163202 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000163202 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000163202 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163202 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000163202 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023731 | Bloom Energy Corp.__Class A_BNY-093712107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023731 | iShares Russell 2000 ETF___BNY-464287655
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023731 | CareTrust REIT, Inc.___BNY-14174T107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023731 | Mueller Water Products, Inc.__Class A_BNY-624758108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023731 | Kohl's Corp.___BNY-500255104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | TTM Technologies, Inc.___BNY-87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | Progyny, Inc.___BNY-74340E103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | Flowserve Corp.___BNY-34354P105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023731 | Applied Industrial Technologies, Inc.___BNY-03820C105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | GEO Group, Inc.___BNY-36162J106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023731 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000023731 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000023731 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000023731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000023731 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023731 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023731 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023731 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023731 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023731 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000023731 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023731 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023731 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023731 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000023731 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000023731 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023731 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000023731 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060421 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060421 | United States Treasury Notes_4.25__BNY-91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060421 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060421 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060421 | United States Treasury Notes_4.375__BNY-91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060421 | United States Treasury Bonds_5.0__BNY-912810UV8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060421 | United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060421 | United States Treasury Bonds_4.25__BNY-912810QL5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060421 | Uniform Mortgage-Backed Securities_2.0__BNY-3140MGLH2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060421 | United States Treasury Bonds_4.75__BNY-912810QN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060421 | Other0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060421 | 0BNY-12666DAD3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060421 | 0BNY-13063A5G5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060421 | 0BNY-054976AE5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060421 | 0BNY-04517PBW1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060421 | 0BNY-79466LAF1
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060421 | 0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060421 | 0BNY-912810QK7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000060422 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060422 | United States Treasury Notes_4.25__BNY-91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060422 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060422 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060422 | United States Treasury Notes_4.375__BNY-91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060422 | United States Treasury Bonds_5.0__BNY-912810UV8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060422 | United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060422 | United States Treasury Bonds_4.25__BNY-912810QL5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060422 | Uniform Mortgage-Backed Securities_2.0__BNY-3140MGLH2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060422 | United States Treasury Bonds_4.75__BNY-912810QN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060422 | Other0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060422 | 0BNY-12666DAD3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060422 | 0BNY-13063A5G5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060422 | 0BNY-054976AE5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060422 | 0BNY-04517PBW1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060422 | 0BNY-79466LAF1
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060422 | 0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060422 | 0BNY-912810QK7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000060423 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000060423 | United States Treasury Notes_4.25__BNY-91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060423 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000060423 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000060423 | United States Treasury Notes_4.375__BNY-91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000060423 | United States Treasury Bonds_5.0__BNY-912810UV8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060423 | United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060423 | United States Treasury Bonds_4.25__BNY-912810QL5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000060423 | Uniform Mortgage-Backed Securities_2.0__BNY-3140MGLH2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060423 | United States Treasury Bonds_4.75__BNY-912810QN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000060423 | Other0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060423 | 0BNY-12666DAD3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060423 | 0BNY-13063A5G5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000060423 | 0BNY-054976AE5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000060423 | 0BNY-04517PBW1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060423 | 0BNY-79466LAF1
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000060423 | 0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000060423 | 0BNY-912810QK7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000074923 | United States Treasury Notes_4.125__BNY-91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074923 | United States Treasury Notes_4.25__BNY-91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074923 | United States Treasury Notes_4.125__BNY-91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074923 | United States Treasury Notes_4.125__BNY-91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074923 | United States Treasury Notes_4.375__BNY-91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074923 | United States Treasury Bonds_5.0__BNY-912810UV8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074923 | United States Treasury Bonds_3.0__BNY-912810TJ7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074923 | United States Treasury Bonds_4.25__BNY-912810QL5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074923 | Uniform Mortgage-Backed Securities_2.0__BNY-3140MGLH2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074923 | United States Treasury Bonds_4.75__BNY-912810QN1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074923 | Other0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074923 | 0BNY-12666DAD3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074923 | 0BNY-13063A5G5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074923 | 0BNY-054976AE5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074923 | 0BNY-04517PBW1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074923 | 0BNY-79466LAF1
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000074923 | 0BNY-31402QYZ8
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000074923 | 0BNY-912810QK7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000240433 | Taiwan Semiconductor Manufacturing Co. Ltd.___BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000240433 | Samsung Electronics Co. Ltd.___BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240433 | SK Hynix, Inc.___BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000240433 | Tencent Holdings Ltd.___BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000240433 | Alibaba Group Holding Ltd.___BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240433 | MediaTek, Inc.___BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240433 | Delta Electronics, Inc.___BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | SK Square Co. Ltd.___BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240433 | Hon Hai Precision Industry Co. Ltd.___BNY-6438564
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240433 | HDFC Bank Ltd.___BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240433 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000240433 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000240433 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000240433 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240433 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240433 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240433 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240433 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240433 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240433 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240433 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240433 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240433 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000240433 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240433 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240433 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240433 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240433 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240433 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240433 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240433 | India
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000240433 | China
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240433 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000240433 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000240434 | ASML Holding NV___BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240434 | HSBC Holdings PLC___BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240434 | Roche Holding AG___BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240434 | Novartis AG___BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240434 | AstraZeneca PLC___BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240434 | Nestle SA___BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240434 | Siemens AG___BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240434 | Shell PLC___BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240434 | Tokyo Electron Ltd.___BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240434 | Mitsubishi UFJ Financial Group, Inc.___BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240434 | Other_Assets_CountryTable
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240434 | Other_Country
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000240434 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000240434 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000240434 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000240434 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000240434 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000240434 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240434 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240434 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240434 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000240434 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000240434 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000240434 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000240434 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240434 | Corporate Bond-Foreign
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240434 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240434 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000240434 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240434 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240434 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000240434 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240434 | France
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000240434 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000240434 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000240434 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000240434 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240435 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Teradyne, Inc.___BNY-880770102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Astera Labs, Inc.___BNY-04626A103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Simon Property Group, Inc.___BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Robinhood Markets, Inc.__Class A_BNY-770700102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240435 | Marathon Petroleum Corp.___BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | United Rentals, Inc.___BNY-911363109
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240435 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000240435 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240435 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000240435 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000240435 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240435 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000240435 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240435 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240435 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240435 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240435 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240435 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240435 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000240435 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000240435 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240435 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000240435 | Investment_SecurityTypeCode_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000240436 | Viasat, Inc.___BNY-92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Moog, Inc.__Class A_BNY-615394202
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Hut 8 Corp.___BNY-44812J104
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | Cytokinetics, Inc.___BNY-23282W605
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000240436 | MaxLinear, Inc.___BNY-57776J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Argan, Inc.___BNY-04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | UMB Financial Corp.___BNY-902788108
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | JFrog Ltd.___BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Riot Platforms, Inc.___BNY-767292105
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000240436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000240436 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000240436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000240436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240436 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000240436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000240436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240436 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000240436 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000240436 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000240436 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240436 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.20%